Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other financial assets [line items]
Other Financial Assets	$ 1,885,172,397	$ 421,079,578
Receivables from Spot Sales of Foreign Currency Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	47,075,011	27,499,298
Receivables from Spot Sales of Government Securities Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	1,279,672,017	75,361,000
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	164,259,476	163,003,005
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	340,756,853	116,427,994
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	9,782,991	13,134,982
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	23,288,463	26,856,603
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	21,246,908	131,029
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	61,985	9,277
Other
Disclosure of other financial assets [line items]
Other Financial Assets	617,735	0
Minus: Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	$ 1,589,042	$ 1,343,610